Lease liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Maturity Analysis for Lease Liabilities by Maturity Date [Abstract]
Disclosure of Detailed Information About Lease liabilities

(Euro thousands)	Lease liabilities

At December 31, 2022	140,591
Additions due to new leases and store renewals	15,555
Interest expense	3,300
Repayment of lease liabilities (including interest expense)	(18,538)
Contract modifications	566
Early termination of contracts	(3,041)
Net foreign exchange differences	(2,520)

At June 30, 2023	135,913

Of which:
Non-current	103,458
Current	32,455

(Euro thousands)	2022	2021

At January 1,	140,059	136,885
Additions due to new leases and store renewals	15,606	36,607
Business combination	—	13,312
Decrease due to COVID-19 concessions	—	(80)
Interest expense	6,658	5,586
Repayment of lease liabilities (including interest expense)	(41,364)	(40,691)
Contract modifications	19,922	(15,132)
Disposals	(2,516)	(1,821)
Net foreign exchange differences	2,226	5,393

At December 31,	140,591	140,059

Of which:
Non-current	105,986	102,987
Current	34,605	37,072

Disclosure of Maturity Analysis for Lease Liabilities by Maturity Date
The following table summarizes the undiscounted contractual cash flows of lease liabilities by maturity date:

(Euro thousands)	Total contractual cash flows of lease liabilities	Year 1	Year 2	Year 3	Beyond

At June 30, 2023	154,653	38,567	31,077	24,774	60,235
At December 31, 2022	156,626	38,029	30,435	24,573	63,589

The following table summarizes the undiscounted contractual cash flows of lease liabilities by maturity date:

(Euro thousands)	Total contractual cash flows of lease liabilities	Year 1	Year 2	Year 3	Beyond

At December 31, 2022	156,626	38,029	30,435	24,573	63,589
At December 31, 2021	166,592	43,687	29,393	21,698	71,814